Leases	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Leases	Leases
The Company leases office under non-cancelable operating lease agreement. Pursuant to the new lease standard ASC 842-10-55, this lease is treated as operating leases. The Company’s lease agreements do not have a discount rate that is readily determinable. The incremental borrowing rate is determined at lease commencement or lease modification and represents the rate of interest the Company would have to pay to borrow on a collateralized basis over a similar term and amount equal to the lease payments in a similar economic environment. Management determined the incremental borrowing rate was 4.88% and 5.00% for the lease that began in 2024 and 2025, respectively. This lease is on a fixed payment basis. None of the leases include contingent rentals.

Description of lease	Lease term
Office in Wanchai, Hong Kong	2 years from January 31, 2022 to January 30, 2024
Office at Wanchai, Hong Kong	2 years from January 31, 2024 to January 30, 2026
Office at Central, Hong Kong	2 years from September 5, 2025 to September 4, 2027
(a)Amounts recognized in the consolidated balance sheet:

	2024	2025	2025
	HK$	HK$	US$
Right-of-use assets	1,563,916	4,363,374	560,607

Operating lease liabilities - current	1,440,666	123,249	15,835
Operating lease liabilities - related party, current	-	2,484,415	319,198
Operating lease liabilities - non-current	123,249	-	-
Operating lease liabilities- related party, non-current	-	1,755,710	225,574

Weighted average remaining lease term (in years)	1.08	1.63
Weighted average discount rate (%)	4.88	5.00
(b)A summary of lease cost recognized in the Company’s Consolidated Statements of Operations and Comprehensive Income (Loss) and supplemental cash flow information related to operating leases is as follows:

	2023	2024	2025	2025
	HK$	HK$	HK$	US$
Amortization charge of right-of-use assets	1,597,585	1,404,578	2,130,949	273,785
Interest of lease liabilities	35,521	89,805	102,359	13,151
Cash paid for operating leases	1,659,126	1,500,000	2,335,667	300,087
Operating lease right-of-use assets, obtained in exchange for operating lease liabilities	2,824,383	2,835,821	5,032,766	646,611
(c)The following table shows the remaining contractual maturities of the Company’s operating lease liabilities as of December 31, 2025:

	HK$	US$
2026	2,763,751	355,087
2027	1,789,333	229,894
Total future lease payments	4,553,084	584,981
Less: imputed interest	(189,710)	(24,374)
Present value of operating lease liabilities	4,363,374	560,607